[SHIP]
                             THE VANGUARD GROUP (R)

                             VANGUARD(R) ENERGY FUND
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 28, 2004

VANGUARD ENERGY FUND ADOPTS NEW ADVISORY FEE SCHEDULE

The board of trustees of Vanguard Energy Fund adopted a new advisory fee schedule for the Fund, effective May 27, 2005. This change will not affect the Fund's investment objective, policies, strategies, or risks. Following implementation of the new advisory fee schedule, the Fees and Expenses discussion is revised as follows:

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral(TM) Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year, adjusted to account for a new advisory fee schedule effective May 27, 2005.

                                                                                   Investor         Admiral
                                                                                     Shares          Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                              None            None
Purchase Fee:                                                                          None            None
Sales Charge (Load) Imposed on Reinvested Dividends:                                   None            None
Redemption Fee:                                                                           1%*             1%*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                                  0.31%           0.26%
12b-1 Distribution Fee:                                                                None            None
Other Expenses:                                                                       0.02%           0.01%
  Total Annual Fund Operating Expenses:                                               0.33%           0.27%

*The 1% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 1% fee.

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your shares at the end of the given period.

================================================================================
                    1 Year          3 Years           5 Years         10 Years
--------------------------------------------------------------------------------
Investor Shares        $34             $106              $185             $418
Admiral Shares          28               87               152              343
================================================================================

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

For more information about the new advisory fee schedule, please see the Fund's most recent shareholder report or the Statement of Additional Information.





(C)2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PSA51 032005

                                     [SHIP]
                             THE VANGUARD GROUP (R)

                          VANGUARD(R) HEALTH CARE FUND
                SUPPLEMENT TO THE PROSPECTUS DATED MAY 28, 2004

IMPORTANT CHANGES TO VANGUARD HEALTH CARE FUND

CHANGE TO REDEMPTION FEE PERIOD
The redemption fee period for Vanguard Health Care Fund is reduced from five years to one year, effective at the close of business on March 23, 2005. The 1% fee applies to shares redeemed AFTER March 23, 2005, and within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 1% fee.

FUND ADOPTS NEW ADVISORY FEE SCHEDULE
The board of trustees of Vanguard Health Care Fund adopted a new advisory fee schedule for the Fund, effective May 27, 2005. This change will not affect the Fund's investment objective, policies, strategies, or risks. Following implementation of the new advisory fee schedule and the new redemption fee period, the Fees and Expenses discussion is revised as follows:

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral(TM) Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year, adjusted to account for a new advisory fee schedule effective May 27, 2005.

                                                                                   Investor         Admiral
                                                                                     Shares          Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                              None            None
Purchase Fee:                                                                          None            None
Sales Charge (Load) Imposed on Reinvested Dividends:                                   None            None
Redemption Fee:                                                                           1%*             1%*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                                  0.21%           0.14%
12b-1 Distribution Fee:                                                                None            None
Other Expenses:                                                                       0.02%           0.02%
  Total Annual Fund Operating Expenses:                                               0.23%           0.16%

*The 1% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 1% fee.

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your shares at the end of the given period.

================================================================================
                     1 Year          3 Years           5 Years         10 Years
--------------------------------------------------------------------------------
Investor Shares         $24              $74              $130             $293
Admiral Shares           16               52                90              205
================================================================================

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

For more information about the new advisory fee schedule, please see the Fund's most recent shareholder report or the Statement of Additional Information.







(C)2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PSB52  032005

                                 {SHIP GRAPHIC}
                             THE VANGUARD GROUP (R)

                         VANGUARD SPECIALIZED FUNDS(R)
                  (VANGUARD(R) ENERGY AND HEALTH CARE FUNDS)

 SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 23, 2004

The board of trustees of Vanguard Energy and Health Care Funds adopted new advisory fee schedules for the Funds, effective May 27, 2005. This change will not affect the Funds' investment objectives, policies, strategies, or risks.

INVESTMENT ADVISORY SERVICES

VANGUARD ENERGY FUND

Vanguard Energy Fund has entered into a new Investment Advisory Agreement with Wellington Management Company, LLP (Wellington Management or Advisor). Wellington Management's offices are located at 75 State Street, Boston, MA 02109. Under the investment advisory agreement, Wellington Management manages the investment and reinvestment of the Fund's assets and continuously reviews, supervises, and administers the Fund's investment program. Wellington Management, which has advised the Fund since 1984, advises the Fund subject to the supervision and oversight of the officers and trustees of the Fund.

 Wellington Management is a Massachusetts partnership owned by its 87 partners, all of whom are active members of the firm. The managing partners of the firm are Laurie A. Gabriel, John R. Ryan, and Perry M. Traquina.

 For each fiscal quarter after the first fiscal quarter in which the agreement is in effect, the Fund shall pay to the Advisor, at the end of the quarter, a fee calculated by applying the following annual percentage rates to the average month-end net assets of the Fund, then dividing the result by four. For purposes of the compensation calculation, the average month-end net assets of the Fund are the Fund assets that are managed by the Advisor (including cash that may be directed to The Vanguard Group, Inc., for cash management purposes) during the quarter.


                        AVERAGE NET ASSETS  ANNUAL RATES
                        ------------------  ------------
                        First $100 million        0.150%
                         Next $300 million        0.125%
                         Next $500 million        0.100%
                           Next $1 billion        0.075%
                         Next $1.9 billion        0.050%

 In the event of termination of the agreement, the fee shall be computed on the basis of the period ending on the last business day on which the agreement is in effect subject to a pro rata adjustment based on the number of days.

 The fee for the first fiscal quarter in which the agreement is in effect (May 1 through July 31, 2005) shall be the sum of the amounts calculated in paragraphs
(a) and (b) below:

 (a) The following annual percentage rates shall be applied to the average month-end net assets of the Fund. The result shall then be divided by four (for one fiscal quarter) and then multiplied by 0.717 (a factor representing 66/92 of the fiscal quarter). For purposes of the compensation calculation, the average month-end net assets of the Fund are the Fund assets that are managed by the Advisor (including cash that may be directed to The Vanguard Group, Inc., for cash management purposes) during the quarter.

                     AVERAGE NET ASSETS  ANNUAL RATES
                     ------------------  ------------
                     First $100 million        0.150%
                      Next $300 million        0.125%
                      Next $500 million        0.100%
                        Next $1 billion        0.075%
                      Next $1.9 billion        0.050%

 (b) The following annual percentage rates shall be applied to the combined average month-end net assets of Vanguard Energy Fund and Vanguard Health Care Fund. The result shall then be allocated to each Fund based on the relative net assets of each. The amount of the fee allocated to Vanguard Energy Fund shall then be divided by four (for one fiscal quarter) and then multiplied by 0.283 (a factor representing 26/92 of the fiscal quarter).


                     AVERAGE NET ASSETS  ANNUAL RATES
                     ------------------  ------------
                     First $500 million        0.150%
                      Next $500 million        0.125%
                        Next $1 billion        0.100%
                        Next $1 billion        0.075%
                        Next $3 billion        0.050%

 During the fiscal years ended January 31, 2003, 2004, and 2005, the Fund paid Wellington Management advisory fees of $837,000, $1,103,000, and $2,335,000, respectively.

 The agreement will become effective on May 27, 2005, and shall continue in effect for successive 12-month periods, only so long as the agreement is approved at least annually by votes of the Fund's board of trustees who are not parties to such agreement or "interested persons" (as defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. In addition, the question of continuance of the agreement may be presented to the shareholders of the Fund; in such event, such continuance will be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund.

 Notwithstanding the foregoing, however, (1) the agreement may at any time be terminated without payment of any penalty either by vote of the Fund's board of trustees or by vote of a majority of the outstanding voting securities of the Fund, on thirty (30) days' written notice to the Advisor; (2) the agreement will automatically terminate in the event of its assignment; and (3) the agreement may be terminated by the Advisor on ninety (90) days' written notice to the Fund.

BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

Vanguard Energy Fund's board of trustees oversees the Fund's management and the Advisor's performance on a regular basis. The Fund is advised by an independent third-party advisory firm unaffiliated with Vanguard; the board determines annually whether to approve and renew the Fund's investment advisory agreement.

 Vanguard provides the board with monthly, quarterly, and annual analyses of the Advisor's performance, as well as other information of interest from time to time. In addition, the investment advisor provides the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of the Advisor of the Fund. The Fund's portfolio managers meet with the board periodically to discuss the management and performance of the Fund.

 When considering whether to renew an investment advisory agreement, the board examines several factors, but does not identify any particular factor as controlling its decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided, the investment performance of each Fund's assets managed by the Advisor, and the fair market value of the services provided. The board reviews and considers the extent to which the Advisor has realized or will realize economies of scale as the Fund grows. Additional information is provided to the board detailing other sources of revenue to the Advisor or its affiliates from its relationship with the Fund, if relevant; intangible or "fallout" benefits that accrue to the Advisor and its affiliates, if relevant; as well as the Advisor's control of the investment expenses of the Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.

 The board also takes into account the nature of the fee arrangements, which include breakpoints that decrease the fee rate as the size of the Advisor's portfolio increases. The board reviews the investment performance of the Fund and compares the results with those of a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

 After reviewing and considering the factors stated above as they relate to the Fund, the board determines whether it would be in the best interests of the Fund shareholders to renew the investment advisory agreement.

 The board's decision to revise the current advisory fee schedule was based upon its most recent evaluation of the Advisor's investment staff, portfolio management process, and performance results. In considering whether to approve the new agreement, the board engaged in arm's-length discussions with Wellington Management and considered the following factors, among others.

- The board considered the benefits to shareholders of continuing to retain Wellington Management Company as the advisor to the fund, particularly in light of the nature, extent, and quality of services provided by Wellington. The board considered the quality of investment management of the fund over both the short and long term and the organizational depth and stability of the firm. The trustees concluded that the existing advisory fee schedule has been in place for many years and should be adjusted to reflect the need to hire and retain specialized investment talent for this large sector-specific fund. The new fee arrangement will enable Wellington Management to enhance the organizational depth and stability of the fund's portfolio management team by retaining top investment talent and by hiring new investment professionals on an as-needed basis.

- The board considered the investment performance of the Fund and compared the results with those of the Fund's peer group and relevant benchmarks. The trustees concluded that under Wellington Management, the Fund has consistently outperformed both the Standard & Poor's Energy Sector Index and the Fund's peer group. Among other comparative data, the board considered the following performance information about the Fund.

================================================================================
                            AVERAGE ANNUAL RETURN (BEFORE TAXES)
                            ------------------------------------

                             1 YEAR ENDED      5 YEARS ENDED      10 YEARS ENDED
                                1/31/2005          1/31/2005           1/31/2005
--------------------------------------------------------------------------------
VANGUARD ENERGY FUND
  INVESTOR SHARES*                 38.90%             20.55%              16.82%
Average Natural Resources Fund**   32.17              14.82               11.86
S&P Energy Sector Index            33.46              10.45               14.60
--------------------------------------------------------------------------------
 *Information about the Fund's Admiral(TM) Shares may be found elsewhere in this Statement of Additional Information.
**Derived from data provided by Lipper Inc.

- The board considered the cost of services to be provided, including consideration of competitive fee rates and the fact that, after the adjustment of the fee schedule, the Fund's advisory fee remains significantly below that of most of its peers. Among other comparative data, the board considered the following expense information.

================================================================================
                      AVERAGE ANNUAL RETURN (BEFORE TAXES)
                      ------------------------------------

                                              ADVISORY FEES   ESTIMATED ADVISORY
                                            EXPRESSED AS AN       FEE RATE AFTER
                                           ANNUAL EFFECTIVE    IMPLEMENTATION OF
                                         RATE OF THE FUND'S         NEW ADVISORY
                          EXPENSE RATIO+ AVERAGE NET ASSETS++       FEE SCHEDULE
--------------------------------------------------------------------------------
VANGUARD ENERGY FUND
 INVESTOR SHARES*                 0.32%               0.06%                0.07%
Average Natural Resources Fund**  1.59                0.64                  N/A
================================================================================
 *Information about the Fund's Admiral Shares may be found elsewhere in this
  Statement of Additional Information.
**Derived from data provided by Lipper Inc.
 +As of January 31, 2005.
++Advisory fee rates are expressed as an annual effective rate of the Fund's average net assets as of January 31, 2005.

- The board considered the extent to which economies of scale would be realized as the Fund grows, including a consideration of appropriate breakpoints in the fee schedule. By including asset-based breakpoints in the fee schedule, the Fund's trustees ensure that if the Fund continues to grow, investors will benefit by realizing economies of scale in the form of a lower advisory fee rate.

- The board considered all of the circumstances and information provided by both Wellington Management and Vanguard regarding the performance of the Fund, and concluded that approval of the Amended and Restated Investment Advisory Agreement is in the best interest of the Fund and its shareholders.

VANGUARD HEALTH CARE FUND

Vanguard Health Care Fund has entered into a new Investment Advisory Agreement with Wellington Management. Wellington Management's offices are located at 75 State Street, Boston, MA 02109. Under the investment advisory agreement, Wellington Management manages the investment and reinvestment of the Fund's assets and continuously reviews, supervises, and administers the Fund's investment program. Wellington Management, which has advised the Fund since 1984, advises the Fund subject to the supervision and oversight of the officers and trustees of the Fund.

 Wellington Management is a Massachusetts partnership owned by its 87 partners, all of whom are active members of the firm. The managing partners of the firm are Laurie A. Gabriel, John R. Ryan, and Perry M. Traquina.

 For each fiscal quarter after the first fiscal quarter in which the agreement is in effect, the Fund shall pay to the Advisor, at the end of the quarter, a fee calculated by applying the following annual percentage rates to the average month-end net assets of the Fund, then dividing the result by four. For purposes of the compensation calculation, the average month-end net assets of the Fund are the Fund assets that are managed by the Advisor (including cash that may be directed to The Vanguard Group, Inc., for cash management purposes) during the quarter.


                         AVERAGE NET ASSETS  ANNUAL RATES
                         ------------------  ------------
                         First $500 million        0.150%
                          Next $500 million        0.125%
                            Next $1 billion        0.100%
                           Next $10 billion        0.075%
                           Next $12 billion        0.050%

 In the event of termination of the agreement, the fee shall be computed on the basis of the period ending on the last business day on which the agreement is in effect subject to a pro rata adjustment based on the number of days.

 The fee for the first fiscal quarter in which the agreement is in effect (May 1 through July 31, 2005) shall be the sum of the amounts calculated in paragraphs
(a) and (b) below:

 (a) The following annual percentage rates shall be applied to the average month-end net assets of the Fund. The result shall then be divided by four (for one fiscal quarter) and then multiplied by 0.717 (a factor representing 66/92 of the fiscal quarter). For purposes of the compensation calculation, the average month-end net assets of the Fund are the Fund assets that are managed by the Advisor (including cash that may be directed to The Vanguard Group, Inc., for cash management purposes) during the quarter.


                      AVERAGE NET ASSETS  ANNUAL RATES
                      ------------------  ------------
                      First $500 million        0.150%
                       Next $500 million        0.125%
                         Next $1 billion        0.100%
                        Next $10 billion        0.075%
                        Next $12 billion        0.050%

 (b) The following annual percentage rates shall be applied to the combined average month-end net assets of Vanguard Health Care Fund and Vanguard Energy Fund. The result shall then be allocated to each Fund based on the relative net assets of each. The amount of the fee allocated to Vanguard Health Care Fund shall then be divided by four (for one fiscal quarter) and then multiplied by
0.283 (a factor representing 26/92 of the fiscal quarter).

                     AVERAGE NET ASSETS  ANNUAL RATES
                     ------------------  ------------
                     First $500 million        0.150%
                      Next $500 million        0.125%
                        Next $1 billion        0.100%
                        Next $1 billion        0.075%
                        Next $3 billion        0.050%

 During the fiscal years ended January 31, 2003, 2004, and 2005, the Fund paid Wellington Management advisory fees of $9,585,000, $10,298,000, and $12,014,000, respectively.

 The agreement will become effective on May 27, 2005, and shall continue in effect for successive 12-month periods, only so long as the agreement is approved at least annually by votes of the Fund's board of trustees who are not parties to such agreement or "interested persons" (as defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. In addition, the question of continuance of the agreement may be presented to the shareholders of the Fund; in such event, such continuance will be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund.

 Notwithstanding the foregoing, however, (1) the agreement may at any time be terminated without payment of any penalty either by vote of the Fund's board of trustees or by vote of a majority of the outstanding voting securities of the Fund, on thirty (30) days' written notice to the Advisor; (2) the agreement will automatically terminate in the event of its assignment; and (3) the agreement may be terminated by the Advisor on ninety (90) days' written notice to the Fund.

BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

Vanguard Health Care Fund's board of trustees oversees the Fund's management and the Advisor's performance on a regular basis. The Fund is advised by an independent third-party advisory firm unaffiliated with Vanguard; the board determines annually whether to approve and renew the Fund's investment advisory agreement.

 Vanguard provides the board with monthly, quarterly, and annual analyses of the Advisor's performance, as well as other information of interest from time to time. In addition, the investment advisor provides the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of the Advisor of the Fund. The Fund's portfolio managers meet with the board periodically to discuss the management and performance of the Fund.

 When considering whether to renew an investment advisory agreement, the board examines several factors, but does not identify any particular factor as controlling its decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided, the investment performance of each Fund's assets managed by the Advisor, and the fair market value of the services provided. The board reviews and considers the extent to which the Advisor has realized or will realize economies of scale as the Fund grows. Additional information is provided to the board detailing other sources of revenue to the Advisor or its affiliates from its relationship with the Fund, if relevant; intangible or "fallout" benefits that accrue to the Advisor and its affiliates, if relevant; as well as the Advisor's control of the investment expenses of the Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.

 The board also takes into account the nature of the fee arrangements, which include breakpoints that decrease the fee rate as the size of the Advisor's portfolio increases. The board reviews the investment performance of the Fund and compares the results with those of a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

 After reviewing and considering the factors stated above as they relate to the Fund, the board determines whether it would be in the best interests of the Fund shareholders to renew the investment advisory agreement.

 The board's decision to revise the current advisory fee schedule was based upon its most recent evaluation of the Advisor's investment staff, portfolio management process, and performance results. In considering whether to approve the new agreement, the board engaged in arm's-length discussions with Wellington Management and considered the following factors, among others.

- The board considered the benefits to shareholders of continuing to retain Wellington Management as the advisor of the Fund, particularly in light of the nature, extent, and quality of services provided by Wellington Management. The board considered the quality of investment management of the Fund over both the short and long term and the organizational depth and stability of the firm. The board noted that Wellington Management has been the Fund's advisor since the Fund's inception in 1984, and that the firm has over 75 years of investment management experience. The board found that the new advisory fee schedule should benefit the Fund and its shareholders because it will help Wellington Management retain and build on a stable, talented, and competitive portfolio management team that manages the industry's largest health care fund.

- The board considered the investment performance of the Fund and compared the results with those of the Fund's peer group and relevant benchmarks. The trustees concluded that under Wellington Management, the Fund has consistently outperformed both the Standard & Poor's Health Sector Index and the Fund's peer group. Among other comparative data, the board considered the following performance information about the Fund.

================================================================================
                            AVERAGE ANNUAL RETURN (BEFORE TAXES)
                            ------------------------------------

                                 1 YEAR ENDED   5 YEARS ENDED     10 YEARS ENDED
                                    1/31/2005       1/31/2005          1/31/2005
--------------------------------------------------------------------------------
VANGUARD HEALTH CARE FUND
 INVESTOR SHARES*                       2.76%          11.57%             19.36%
Average Health/Biotechnology Fund**     0.82            3.59              13.49
S&P Health Sector Index                -4.17            0.62              14.03
================================================================================
 *Information about the Fund's Admiral Shares may be found elsewhere in this
  Statement of Additional Information.
**Derived from data provided by Lipper Inc.

- The board considered the cost of services to be provided, including consideration of competitive fee rates and the fact that, after the adjustment of the fee schedule, the Fund's advisory fee remains significantly below that of most of its peers. Among other comparative data, the board considered the following expense information.

================================================================================
                      AVERAGE ANNUAL RETURN (BEFORE TAXES)
                      ------------------------------------

                                              ADVISORY FEES   ESTIMATED ADVISORY
                                            EXPRESSED AS AN       FEE RATE AFTER
                                           ANNUAL EFFECTIVE    IMPLEMENTATION OF
                                         RATE OF THE FUND'S         NEW ADVISORY
                          EXPENSE RATIO+ AVERAGE NET ASSETS++       FEE SCHEDULE
--------------------------------------------------------------------------------
VANGUARD HEALTH CARE FUND
 INVESTOR SHARES*                   0.22%             0.06%                0.07%
Average Health/Biotechnology Fund** 1.88              0.70                  N/A
--------------------------------------------------------------------------------
 *Information about the Fund's Admiral Shares may be found elsewhere in this
  Statement of Additional Information.
**Derived from data provided by Lipper Inc.
 +As of January 31, 2005.
++Advisory fee rates are expressed as an annual effective rate of the Fund's average net assets as of January 31, 2005.

- The board considered the extent to which economies of scale would be realized as the Fund grows, including a consideration of appropriate breakpoints in the fee schedule. By including asset-based breakpoints in the fee schedule, the Fund's trustees ensure that if the Fund continues to grow, investors will benefit by realizing economies of scale in the form of a lower advisory fee rate.

- The board considered all of the circumstances and information provided by both Wellington Management and Vanguard regarding the performance of the Fund, and concluded that approval of the Amended and Restated Investment Advisory Agreement is in the best interest of the Fund and its shareholders.



(C)2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                              032005